UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02851
Van Kampen High Yield Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 93.4%
	Aerospace 2.3%
$6,810	Bombardier, Inc. (Canada) (a)	6.300%	05/01/14	$6,605,700
1,810	Hexcel Corp.	6.750	02/01/15	1,733,075
2,625	L-3 Communications Corp.	5.875	01/15/15	2,585,625
2,400	TransDigm, Inc. (a)	7.750	07/15/14	2,448,000

				13,372,400

	Cable 4.8%
5,830	Charter Communications Operating LLC (a)	12.875	09/15/14	6,522,312
3,665	CSC Holdings, Inc. (a)	8.500	06/15/15	3,871,156
5,165	CSC Holdings, Inc. (a)	8.625	02/15/19	5,500,725
6,650	DISH DBS Corp.	7.000	10/01/13	6,683,250
500	Echostar DBS Corp.	6.375	10/01/11	512,500
550	Echostar DBS Corp.	6.625	10/01/14	540,375
655	NTL Cable PLC (United Kingdom)	8.750	04/15/14	681,200
3,635	NTL Cable PLC (United Kingdom)	9.125	08/15/16	3,753,138

				28,064,656

	Chemicals 2.7%
650	Airgas, Inc. (a)	7.125	10/01/18	676,000
2,435	Ashland, Inc. (a)	9.125	06/01/17	2,623,712
2,240	Ferro Corp.	6.500	08/15/13	1,976,800
1,945	Innophos Holdings, Inc. (a)	9.500	04/15/12	1,954,725
2,445	Innophos, Inc.	8.875	08/15/14	2,506,125
4,230	Terra Capital, Inc. (a)	7.750	11/01/19	4,504,950
1,570	Westlake Chemical Corp.	6.625	01/15/16	1,495,425

				15,737,737

	Consumer Products 1.1%
6,510	Navistar International Corp.	8.250	11/01/21	6,428,625

Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Energy 12.4%
$4,579	Atlas Energy Operating Co., LLC (a)	10.750%	02/01/18	$5,002,557
4,945	Chaparral Energy, Inc.	8.500	12/01/15	4,425,775
1,475	Chesapeake Energy Corp.	6.375	06/15/15	1,379,125
1,650	Chesapeake Energy Corp.	6.500	08/15/17	1,538,625
830	Chesapeake Energy Corp.	7.500	09/15/13	842,450
1,775	Chesapeake Energy Corp.	9.500	02/15/15	1,868,187
960	Cimarex Energy Co.	7.125	05/01/17	961,200
2,220	Compagnie Generale de Geophysique SA (France)	7.500	05/15/15	2,208,900
2,100	Forest Oil Corp.	7.250	06/15/19	2,000,250
2,200	Forest Oil Corp.	7.750	05/01/14	2,194,500
3,855	Hilcorp Energy/Finance Corp. (a)	7.750	11/01/15	3,729,713
1,925	Key Energy Services, Inc.	8.375	12/01/14	1,888,906
5,540	Massey Energy Co.	6.875	12/15/13	5,484,600
3,155	Newfield Exploration Co.	6.625	09/01/14	3,147,113
690	Newfield Exploration Co.	7.125	05/15/18	695,175
6,500	OPTI Canada, Inc. (Canada)	8.250	12/15/14	5,232,500
2,000	OPTI Canada, Inc. (Canada) (a)	9.000	12/15/12	2,005,000
3,465	Petrohawk Energy Corp.	10.500	08/01/14	3,768,188
4,095	Pioneer Natural Resources Co.	6.650	03/15/17	3,988,718
3,555	Plains Exploration & Production Co.	7.625	06/01/18	3,483,900
2,035	Plains Exploration & Production Co.	7.750	06/15/15	2,024,825
3,245	Plains Exploration & Production Co.	10.000	03/01/16	3,496,488
4,640	SandRidge Energy, Inc. (a)	8.000	06/01/18	4,396,400

Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Energy (continued)
$2,820	SandRidge Energy, Inc. (Senior Unsecured Term Loan) (b)	8.625%	04/01/15	$2,717,775
2,000	Western Refining, Inc. (a)(c)	10.750	06/15/14	1,760,000
2,000	Western Refining, Inc. (a)	11.250	06/15/17	1,730,000

				71,970,870

	Financial 2.3%
2,735	Bank of America Corp. (d)	8.000	12/29/49	2,385,546
1,779	GMAC LLC (a)	6.750	12/01/14	1,609,995
1,998	GMAC LLC (a)	6.875	09/15/11	1,943,055
2,120	JBS USA Finance, Inc. (a)	11.625	05/01/14	2,366,450
4,680	LPL Holdings, Inc. (a)	10.750	12/15/15	4,797,000

				13,102,046

	Food & Drug 0.3%
1,495	M-Foods Holdings, Inc. (a)	9.750	10/01/13	1,562,275

	Food & Tobacco 1.6%
2,500	Constellation Brands, Inc.	7.250	05/15/17	2,537,500
2,975	Pilgrim’s Pride Corp. (e)	7.625	05/01/15	3,317,125
3,280	Smithfield Foods, Inc.	7.000	08/01/11	3,239,000

				9,093,625

	Forest Products 3.3%
2,430	Georgia-Pacific Corp. (a)	7.125	01/15/17	2,472,525
2,985	Georgia-Pacific LLC (a)	8.250	05/01/16	3,179,025
3,255	Graphic Packaging International, Inc.	9.500	08/15/13	3,352,650
6,535	NewPage Corp. (a)	11.375	12/31/14	6,469,650
1,085	P.H. Glatfelter Co.	7.125	05/01/16	1,080,931
2,500	Verso Paper Holdings LLC (a)	11.500	07/01/14	2,737,500

				19,292,281

	Gaming & Leisure 9.8%
3,250	AMC Entertainment, Inc.	8.750	06/01/19	3,323,125

Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Gaming & Leisure (continued)
$2,595	Ameristar Casinos, Inc. (a)	9.250%	06/01/14	$2,659,875
8,987	CCM Merger Corp. (Senior Secured Term Loan)	8.500	07/13/12	8,585,839
2,150	FireKeepers Development Authority (a)	13.875	05/01/15	2,418,750
4,125	Harrahs Escrow Corp. (a)	11.250	06/01/17	4,228,125
7,380	Intelsat Bermuda, Ltd. (Bermuda) (a)(b)	11.500	02/04/17	7,140,150
1,330	Las Vegas Sands Corp.	6.375	02/15/15	1,183,700
5,350	MGM Mirage, Inc. (a)	11.125	11/15/17	5,885,000
3,625	MGM Mirage, Inc.	13.000	11/15/13	4,127,969
3,000	Nielsen Finance LLC	10.000	08/01/14	3,112,500
2,000	Scientific Games International, Inc.	9.250	06/15/19	2,087,500
3,920	Sirius XM Radio, Inc.	9.625	08/01/13	3,802,400
6,434	Wynn Las Vegas LLC	6.625	12/01/14	6,192,725
1,760	XM Satellite Radio Holdings, Inc. (a)	13.000	08/01/13	1,834,800

				56,582,458

	Health Care 9.6%
3,685	Apria Healthcare Group, Inc. (a)	11.250	11/01/14	4,053,500
2,880	Apria Healthcare Group, Inc. (a)	12.375	11/01/14	3,160,800
1,275	Axcan Intermediate Holdings, Inc.	12.750	03/01/16	1,399,312
4,090	Biomet, Inc.	11.625	10/15/17	4,468,325
3,265	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	3,362,950
1,005	Fresenius US Finance II, Inc. (a)	9.000	07/15/15	1,105,500
2,545	HCA, Inc.	5.750	03/15/14	2,366,850
3,480	HCA, Inc.	6.250	02/15/13	3,366,900
1,171	HCA, Inc.	9.125	11/15/14	1,226,622

Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care (continued)
$2,400	HCA, Inc. (a)	9.875%	02/15/17	$2,604,000
3,310	Healthsouth Corp.	10.750	06/15/16	3,624,450
680	Invacare Corp.	9.750	02/15/15	715,700
4,015	Omnicare, Inc.	6.750	12/15/13	3,904,587
750	Omnicare, Inc.	6.875	12/15/15	723,750
3,975	Select Medical Corp. (c)	6.428	09/15/15	3,627,188
3,551	Select Medical Corp.	7.625	02/01/15	3,417,838
3,065	Sun Healthcare Group, Inc.	9.125	04/15/15	3,095,650
3,975	Tenet Healthcare Corp.	7.375	02/01/13	3,935,250
2,200	Tenet Healthcare Corp. (a)	10.000	05/01/18	2,458,500
3,049	Warner Chilcott Corp.	8.750	02/01/15	3,163,338

				55,781,010

	Housing 1.5%
1,860	Interface, Inc., Ser B	9.500	02/01/14	1,853,025
4,675	K Hovnanian Enterprises, Inc. (a)	10.625	10/15/16	4,791,875
2,000	NCL Corp., Ltd. (Bermuda) (a)	11.750	11/15/16	1,982,500

				8,627,400

	Information Technology 4.4%
4,800	First Data Corp.	9.875	09/24/15	4,296,000
1,785	First Data Corp.	11.250	03/31/16	1,481,550
1,528	Flextronics International Ltd. (Singapore)	6.500	05/15/13	1,512,720
525	Iron Mountain, Inc.	6.625	01/01/16	517,125
4,040	Sungard Data Systems, Inc.	9.125	08/15/13	4,120,800
1,785	SunGard Data Systems, Inc.	10.625	05/15/15	1,901,025
2,360	Sungard Data Systems Term Loan B	10.250	08/15/15	2,430,800
2,000	Unisys Corp. (a)	14.250	09/15/15	2,260,000
7,590	Vangent, Inc.	9.625	02/15/15	7,153,575

				25,673,595

Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Manufacturing 7.4%
$1,295	Baldor Electric Co.	8.625%	02/15/17	$1,327,375
2,450	Berry Plastics Escrow LLC (a)	8.250	11/15/15	2,419,375
1,265	Berry Plastics Escrow LLC (a)	8.875	09/15/14	1,160,637
7,540	Berry Plastics Holding Corp.	8.875	09/15/14	6,917,950
3,615	Case New Holland, Inc. (a)	7.750	09/01/13	3,624,037
1,065	Crown Americas LLC	7.625	11/15/13	1,095,619
2,760	Graham Packaging Co., Inc.	9.875	10/15/14	2,815,200
1,070	Hanson Ltd. (United Kingdom)	7.875	09/27/10	1,099,516
2,000	Interface, Inc.	11.375	11/01/13	2,197,500
2,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	2,035,000
2,015	Owens-Brockway Glass Container, Inc.	8.250	05/15/13	2,065,375
3,025	Oxford Industries, Inc.	11.375	07/15/15	3,312,375
3,615	Phillips-Van Heusen Corp.	7.250	02/15/11	3,646,631
3,555	RBS Global, Inc. & Rexnord Corp.	9.500	08/01/14	3,555,000
3,575	Solo Cup Co.	8.500	02/15/14	3,458,813
2,425	United Rentals North America, Inc.	6.500	02/15/12	2,409,844

				43,140,247

	Metals 3.1%
2,215	ArcelorMittal (Luxembourg)	9.850	06/01/19	2,733,551
1,340	Foundation PA Coal Co.	7.250	08/01/14	1,350,050
8,089	Novelis, Inc. (Canada)	7.250	02/15/15	7,340,768
5,500	Teck Resources Ltd. (Canada)	10.250	05/15/16	6,242,500

				17,666,869

	Retail 3.7%
3,350	Brown Shoe Co., Inc.	8.750	05/01/12	3,383,500
1,565	Freedom Group, Inc. (a)	10.250	08/01/15	1,680,419
3,625	Macy’s Retail Holdings, Inc.	5.900	12/01/16	3,443,750
3,500	QVC, Inc. (a)	7.500	10/01/19	3,517,500
5,835	Rite Aid Corp.	8.625	03/01/15	4,857,637

Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Retail (continued)
$1,421	SUPERVALU, Inc.	7.500%	05/15/12	$1,474,287
1,305	SUPERVALU, Inc.	7.500	11/15/14	1,327,838
1,790	SUPERVALU, Inc.	8.000	05/01/16	1,834,750

				21,519,681

	Services 2.6%
3,595	Expedia, Inc.	8.500	07/01/16	3,864,625
2,545	Service Corp. International	6.750	04/01/16	2,455,925
2,250	ServiceMaster Co. (a)(b)	10.750	07/15/15	2,283,750
5,985	Ticketmaster Entertainment, Inc.	10.750	08/01/16	6,224,400

				14,828,700

	Telecommunications 4.8%
3,000	Cincinnati Bell, Inc.	8.375	01/15/14	2,996,250
(EUR) 4,000	Exodus Communications, Inc. (e) (g)	11.375	07/15/08	0
5,995	Frontier Communications Corp.	9.000	08/15/31	5,890,088
3,725	Hughes Network Systems LLC	9.500	04/15/14	3,780,875
3,690	Intelsat Corp.	9.250	06/15/16	3,745,350
4,770	PAETEC Holding Corp.	8.875	06/30/17	4,758,075
4,640	Qwest Capital Funding, Inc.	7.250	02/15/11	4,686,400
500	Qwest Corp. (a)	8.375	05/01/16	525,000
1,410	Windstream Corp.	8.125	08/01/13	1,448,775

				27,830,813

	Transportation 1.1%
6,535	Ford Motor Credit Co.	7.250	10/25/11	6,526,217

	Utility 10.8%
1,448	AES Corp.	7.750	03/01/14	1,458,860
4,036	AES Corp. (a)	8.750	05/15/13	4,126,810

Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utility (continued)
$7,243	Calpine Corp. (Senior Secured Term Loan)	5.685%	03/29/14	$6,632,756
3,250	Edison Mission Energy	7.000	05/15/17	2,388,750
2,295	Edison Mission Energy	7.750	06/15/16	1,881,900
1,157	El Paso Corp.	6.875	06/15/14	1,145,430
1,800	El Paso Corp.	7.000	06/15/17	1,773,000
375	El Paso Corp.	12.000	12/12/13	430,312
402	Homer City Funding LLC	8.137	10/01/19	383,433
4,070	Intergen NV (Netherlands) (a)	9.000	06/30/17	4,242,975
1,355	IPALCO Enterprises, Inc.	8.625	11/14/11	1,409,200
1,649	Midwest Generation LLC, Ser B	8.560	01/02/16	1,665,218
6,430	Mirant Americas Generation LLC	8.500	10/01/21	5,851,300
2,275	Mirant Americas Generation LLC	9.125	05/01/31	1,945,125
500	NRG Energy, Inc.	7.375	02/01/16	498,750
6,935	NRG Energy, Inc.	8.500	06/15/19	7,039,025
4,360	NSG Holdings, Inc. (a)	7.750	12/15/25	3,924,000
2,450	Orion Power Holdings, Inc.	12.000	05/01/10	2,529,625
5,957	Ormat Funding Corp.	8.250	12/30/20	5,421,096
3,445	RRI Energy, Inc.	7.875	06/15/17	3,298,588
2,260	Sonat, Inc.	7.625	07/15/11	2,307,166
2,915	Texas Competitive Electric Holdings Co., LLC, Ser A	10.250	11/01/15	2,084,225

				62,437,544

	Wireless Communications 3.8%
4,060	MetroPCS Wireless, Inc.	9.250	11/01/14	4,090,450
5,680	Nextel Communications, Inc., Ser E	6.875	10/31/13	5,424,400
4,505	Sprint Capital Corp.	6.900	05/01/19	3,953,138
3,340	Wind Acquisition Finance SA (Luxembourg) (a)	10.750	12/01/15	3,590,500

Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless Communications (continued)
$4,450	Wind Acquisition Finance SA (Luxembourg) (a)	11.750%	07/15/17	$4,961,750

				22,020,238

	Total Corporate Bonds 93.4%			541,259,287

Description
Equities 0.2%
DecisionOne Corp. (19,895 Common Shares) (f) (g)	0
GMAC, Inc. (2,046 Common Shares) (a)	1,238,022
HF Holdings, Inc. (36,820 Common Shares)	0
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (f) (g)	0
Jazztel PLC (5,000 Common Stock Warrants, expiring 07/15/10) (United Kingdom) (a) (g)	0
Jazztel PLC (7 Common Shares) (EUR) (United Kingdom)	0
OpTel, Inc. (3,275 Common Shares) (a) (f) (g)	0
Ventelo, Inc. (73,021 Common Shares) (EUR) (United Kingdom) (a)	0
VS Holdings, Inc. (946,962 Common Shares) (f) (g)	0

Total Equities 0.2%	1,238,022

Total Long-Term Investments 93.6% (Cost $537,478,069)	542,497,309

Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements 5.2%
Banc of America Securities ($11,366,561 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $11,366,608)	$11,366,561
JPMorgan Chase & Co. ($18,601,042 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $18,601,120)	18,601,042
State Street Bank & Trust Co. ($67,397 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $67,397)	67,397

Total Repurchase Agreements 5.2% (Cost $30,035,000)	30,035,000

Total Investments 98.8% (Cost $567,513,069)	572,532,309

Other Assets in Excess of Liabilities 1.2%	7,058,621

Net Assets 100.0%	$579,590,930

Percentages are calculated as a percentage of net assets.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Payment-in-kind security.

(c)	Floating Rate Coupon

(d)	Variable Rate Coupon

(e)	Non-income producing as security is in default.

(f)	Security has been deemed illiquid.

(g)	Market Value is determined in accordance with procedures established in good faith by the Board of Trustees.
Currency Abbreviations:
EUR — Euro

Van Kampen High Yield Fund
Portfolio of Investments — November 30, 2009 (Unaudited) continued
Security Valuation Fixed income investments and preferred stocks are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price or the latest bid price (in the case of a foreign securities exchange) as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Swaps are valued using market quotations obtained from brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Corporate Bonds	$—	$541,259,287	$—	$541,259,287
Equities
Financial	—	1,238,022	—	1,238,022
Repurchase Agreements	—	30,035,000	—	30,035,000

Total Investments in an Asset Position	$—	$572,532,309	$—	$572,532,309

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Yield Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	January 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	January 21, 2010

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	January 21, 2010